ORGANIZATION AND BASIS OF PRESENTATION	9 Months Ended
Jul. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BASIS OF PRESENTATION

NOTE 1 – ORGANIZATION AND BASIS OF PRESENTATION

Company History

Kheoba Corp. (“the Company,” “we,” “our”) commenced operations in 2021, initially focusing on the provision of software solutions to the tourism industry in Europe. Over time, the Company expanded its services beyond tourism and now supports clients across multiple industries throughout Europe and Asia.

For the nine months ended July 31, 2025 and 2024, the Company generated revenues of $680,057 and $32,115, respectively, primarily from commission on software sales, consulting and customization services, and the sale of software.

Strategic Developments

By the end of fiscal year 2024, the Company established partnerships with a select group of reputable software developers specializing in Enterprise Resource Planning (ERP) and CRM systems. This enabled the Company to maintain its European client base while pursuing growth in Asian markets, where small- and medium-sized enterprises (SMEs) frequently face challenges securing customized software solutions.

On January 10, 2025, Mr. Tien Seng Tong (the “Investor”) entered into stock purchase agreements to acquire an aggregate of 6,000,000 shares of the Company’s common stock. This privately negotiated transaction (the “Acquisition”) resulted in the Investor obtaining a controlling 74 percent equity stake. The Acquisition positioned the Company to leverage its established European expertise together with the Investor’s client network in Asia.

Expansion into Asia

In February 2025, the Company established wholly owned subsidiaries in Singapore and Hong Kong to conduct its software solutions business. The Singapore subsidiary, KHOB PTE. LTD., is of particular strategic importance, serving as the regional headquarters for business development and client engagement in Asia. The Hong Kong subsidiary, KHOB LIMITED, was also established in February 2025 but has not commenced operations as of July 31, 2025.